RELATED PARTIES BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2015
RELATED PARTIES BALANCES AND TRANSACTIONS [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS
NOTE 21	-	RELATED PARTIES BALANCES AND TRANSACTIONS

A.	Balances

	The nature of the relationships involved	As of December 31,
		2015	2014
Long-term investment	Equity investment in a limited partnership	$50	$44
Trade accounts payable	Trade accounts payable	$52	$62

B.	Transactions

	Description of the transactions	Year ended December 31,
		2015	2014	2013
Revenue	Revenue from a limited partnership	$--	$--	$59
Cost of revenues	Purchase of services and goods from affiliates of a related party.	$13,970	$14,883	$3,379
General and Administrative expenses	Mainly directors' fees and reimbursement to directors	$234	$221	$311
Other expense (income), net	Equity loss (profit) in a limited partnership	$(6)	$16	$144